Related Party Transactions (Details Narrative) - Employment Agreement [Member] - Ms. Chin and Mr. DeLisi [Member] - USD ($)	1 Months Ended	12 Months Ended
	May 14, 2018	Dec. 31, 2019
Annual salary	$ 121,000
Begining date of employment	Jan. 01, 2018
Termination date of employment	Dec. 21, 2023
Price per share issuable in lieu of Cash Salaries		$ 5.00